INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET
Amortization expense	¥ 7,625	$ 1,074	¥ 6,702	¥ 3,019
Estimated amortization expense, Year 1	6,155				$ 867
Estimated amortization expense, Year 2	5,026				708
Estimated amortization expense, Year 3	4,106				578
Estimated amortization expense, Year 4	1,938				273
Estimated amortization expense, Year 5	¥ 1,816				$ 256